Debt (Details)	1 Months Ended													12 Months Ended
	Jan. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2019	Feb. 28, 2019 CHF (SFr)	Feb. 28, 2019 USD ($)	Apr. 30, 2018 USD ($)	May 31, 2017 EUR (€)	May 31, 2017 USD ($)	May 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Total debt																			$ 6,121,000,000				$ 9,059,000,000
Short-term debt (weighted average interest rate of 2.8% and 2.8%, respectively)																			153,000,000				838,000,000
Current maturities of long-term debt (weighted-average nominal interest rate 3.2% and 0.7%, respectively)																			1,140,000,000				1,449,000,000
Short-term debt and current maturities of long-term debt																			$ 1,293,000,000				$ 2,287,000,000
Short-term debt, weighted average interest rate (as a percent)																	2.80%	2.80%	2.80%		2.80%	2.80%	2.80%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)																	3.20%	3.20%	3.20%		0.70%	0.70%	0.70%
Number of commercial paper programs																	2	2	2
Long-term debt:
Total																			$ 5,968,000,000				$ 8,221,000,000
Current portion of long-term debt																			(1,140,000,000)				(1,449,000,000)
Long-term debt																			4,828,000,000				6,772,000,000
Maturities of long-term debt
2021																			1,108,000,000
2022																			1,255,000,000
2023																			860,000,000
2024																			1,238,000,000
2025																			83,000,000
Thereafter																			1,186,000,000
Total																			5,730,000,000
Repurchase terms
Losses from extinguishment of debt														$ (162,000,000)	$ 0	$ 0
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)									100.00%
Multicurrency credit facility maturing 2019 extended to 2021
Debt Instrument [Line Items]
Revolving credit facility, capacity																							2,000,000,000
Multicurrency credit facility maturing 2024
Debt Instrument [Line Items]
Revolving credit facility, capacity																							2,000,000,000
Revolving credit facility, term														5 years
Zero interest note, due 2023 | Subsequent event
Debt Instrument [Line Items]
Debt instrument, face amount | €	€ 800,000,000
Long-term debt:
Debt nominal interest rate (as a percent)	0.00%
Repurchase terms
Proceeds from debt, net of issuance costs	€ 791,000,000	$ 960,000,000
Multicurrency credit facility maturing 2025
Debt Instrument [Line Items]
Interest cost above variable interest rate on facility (as a percent)														0.175%
Commitment fee as a proportion of the margin (as a percent)														35.00%
Commitment fee on credit facility (as a percent)														0.06125%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)														0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)														0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage														0.30%
Floating rate
Long-term debt:
Total																			$ 3,330,000,000				$ 2,221,000,000
Debt nominal interest rate (as a percent)																	1.60%	1.60%	1.60%		1.50%	1.50%	1.50%
Debt effective interest rate (as a percent)																	0.20%	0.20%	0.20%		1.10%	1.10%	1.10%
EUR 1,000 million, due 2020
Debt Instrument [Line Items]
Interest cost above variable interest rate on facility (as a percent)						35.00%
Debt instrument, floor rate						0.00%
Fixed rate
Long-term debt:
Total																			$ 2,638,000,000				$ 6,000,000,000
Debt nominal interest rate (as a percent)																	3.20%	3.20%	3.20%		2.80%	2.80%	2.80%
Debt effective interest rate (as a percent)																	3.30%	3.30%	3.30%		2.40%	2.40%	2.40%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)																	3.20%	3.20%	3.20%		0.70%	0.70%	0.70%
Debt effective interest rate (as a percent)																	2.60%	2.60%	2.60%		0.60%	0.60%	0.60%
Bonds
Long-term debt:
Total																			$ 5,632,000,000				$ 8,009,000,000
Proceeds from issuance of bonds							SFr 449,000,000	$ 449,000,000	$ 1,494,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation									100.00%
Minimum threshold for early redemption by the entity									100.00%
Repayment of bonds				$ 629,000,000
Losses from extinguishment of debt			$ (39,000,000)	(123,000,000)
2.625% EUR Instruments, due 2019
Long-term debt:
Debt nominal interest rate (as a percent)																	2.80%	2.80%	2.80%
2.8% USD Notes, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount																$ 300,000,000							300,000,000
Long-term debt:
Total																							300,000,000
Debt nominal interest rate (as a percent)																2.80%	2.80%	2.80%	2.80%
Floating EUR Notes, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount | €																						€ 1,000,000,000
Long-term debt:
Total | €																						1,122,000,000
4.0% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 650,000,000				650,000,000
Long-term debt:
Total																			$ 649,000,000				648,000,000
Debt nominal interest rate (as a percent)																	4.00%	4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation														100.00%
2.25% CHF Bonds, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount | SFr																	SFr 350,000,000				SFr 350,000,000
Long-term debt:
Total																			$ 403,000,000				373,000,000
Debt nominal interest rate (as a percent)																	2.25%	2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity														85.00%
5.625% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount																							250,000,000
Long-term debt:
Total																							260,000,000
Debt nominal interest rate (as a percent)																	5.625%	5.625%	5.625%
2.875% USD Notes, due 2022
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 1,250,000,000				1,250,000,000
Long-term debt:
Total																			$ 1,280,000,000				1,267,000,000
Debt nominal interest rate (as a percent)																	2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation														100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item																			$ 1,050,000,000
3.375% USD Notes, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 450,000,000				450,000,000
Long-term debt:
Total																							448,000,000
Debt nominal interest rate (as a percent)																	3.375%	3.375%	3.375%
0.625% EUR Instruments, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | €																		€ 700,000,000				700,000,000
Long-term debt:
Total																			$ 875,000,000				799,000,000
Debt nominal interest rate (as a percent)																	0.625%	0.625%	0.625%
Proceeds from issuance of bonds												€ 697,000,000	$ 807,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation														100.00%
0.75% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €																		€ 750,000,000				€ 750,000,000
Long-term debt:
Total																			$ 946,000,000				859,000,000
Debt nominal interest rate (as a percent)																	0.75%	0.75%	0.75%
Proceeds from issuance of bonds										€ 745,000,000	$ 824,000,000
0.3% CHF Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | SFr							SFr 280,000,000										SFr 280,000,000				280,000,000
Long-term debt:
Total | SFr																	SFr 317,000,000				288,000,000
Debt nominal interest rate (as a percent)							0.30%										0.30%	0.30%	0.30%
3.8% USD Notes, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 383,000,000				750,000,000
Long-term debt:
Total																			$ 381,000,000				746,000,000
Debt nominal interest rate (as a percent)																	3.80%	3.80%	3.80%
Repurchase terms
Redemption period prior to their maturity									3 months
Repayment of bonds				367,000,000
1.0% CHF Notes, due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | SFr							SFr 170,000,000										SFr 170,000,000				170,000,000
Long-term debt:
Total | SFr																	SFr 192,000,000				SFr 175,000,000
Debt nominal interest rate (as a percent)							1.00%										1.00%	1.00%	1.00%
4.375% USD Notes, due 2042
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 609,000,000				750,000,000
Long-term debt:
Total																			$ 589,000,000				724,000,000
Debt nominal interest rate (as a percent)																	4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation														100.00%
Repayment of bonds				$ 141,000,000
Commercial paper program
Debt Instrument [Line Items]
Commercial paper program, capacity																			$ 2,000,000,000
Commercial paper, amount outstanding																			32,000,000				708,000,000
Euro-commercial paper
Debt Instrument [Line Items]
Commercial paper program, capacity																			2,000,000,000				2,000,000,000
Commercial paper, amount outstanding																			0				0
Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount | €																				€ 2,000,000,000
Interest cost above variable interest rate on facility (as a percent)					0.25%
Amount drawn																			$ 0				$ 0
Repurchase terms
Proceeds from debt, net of issuance costs					$ 2,183,000,000
Debt instrument term, after business sold					15 days